Summary of Significant Accounting Policies and Estimates (Policies)	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Accounting Policies [Abstract]
Principles of Consolidation		Principles of Consolidation The consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company balances and transactions have been eliminated.
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates used by management are related to the accounting for the allowance for doubtful accounts, reserve for inventories, impairment testing of goodwill and other intangible assets, acquisition accounting, reserves for claims and recoveries under insurance programs, vendor rebates and other promotional incentives, bonus accruals, depreciation, amortization, determination of useful lives of tangible and intangible assets, and income taxes. Actual results could differ from these estimates.

Cash

Cash

The Company maintains its cash primarily in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, the Company’s cash balance may be in amounts that exceed the FDIC insurance limits.

Restricted Cash

Restricted Cash

The Company is required by its insurers to collateralize a part of the deductibles for its workers’ compensation and liability claims. The Company has chosen to satisfy these collateral requirements by depositing funds in trusts or by issuing letters of credit. All amounts in restricted cash at June 27, 2015 and June 28, 2014 represent funds deposited in insurance trusts, and $10.2 million and $5.1 million, respectively, represent Level 1 fair value measurements.

Accounts Receivable

Accounts Receivable

Accounts receivable are primarily comprised of trade receivables from customers in the ordinary course of business, are recorded at the invoiced amount, and primarily do not bear interest. Accounts receivable also includes other receivables primarily related to various rebate and promotional incentives with the Company’s suppliers. Receivables are recorded net of the allowance for doubtful accounts on the accompanying consolidated balance sheets. The Company evaluates the collectability of its accounts receivable based on a combination of factors. The Company regularly analyzes its significant customer accounts, and when it becomes aware of a specific customer’s inability to meet its financial obligations to the Company, such as bankruptcy filings or deterioration in the customer’s operating results or financial position, the Company records a specific reserve for bad debt to reduce the related receivable to the amount it reasonably believes is collectible. The Company also records reserves for bad debt for other customers based on a variety of factors, including the length of time the receivables are past due, macroeconomic considerations, and historical experience. If circumstances related to specific customers change, the Company’s estimates of the recoverability of receivables could be further adjusted. As of June 27, 2015 and June 28, 2014, the allowance for doubtful accounts related to trade receivables was approximately $11.0 million and $10.3 million, respectively, and $5.0 million and $4.4 million, respectively related to other receivables. The Company recorded $6.6 million, $9.1 million, and $6.1 million in provision for doubtful accounts in fiscal 2015, fiscal 2014, and fiscal 2013, respectively.

Inventories

Inventories

The Company’s inventories consist primarily of food and non-food products. The Company values inventories primarily at the lower of cost or market using the first-in, first-out (“FIFO”) method. At June 27, 2015, the Company’s inventory balance of $882.6 million consists primarily of finished goods, $812.3 million of which was valued at FIFO. As of June 27, 2015, $70.3 million of the inventory balance was valued at last-in, first-out (“LIFO”) using the link chain technique of the dollar value method. At June 27, 2015 and June 28, 2014, the LIFO balance sheet reserves were $5.5 million and $3.8 million, respectively. Costs in inventory include the purchase price of the product and freight charges to deliver the product to the Company’s warehouses and are net of certain consideration received from vendors in the amount of $16.8 million and $14.2 million as of June 27, 2015 and June 28, 2014, respectively. The Company adjusts its inventory balances for slow-moving, excess, and obsolete inventories. These adjustments are based upon inventory category, inventory age, specifically identified items, and overall economic conditions. As of June 27, 2015 and June 28, 2014, the Company had adjusted its inventories by approximately $6.2 million and $6.6 million, respectively.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost. Depreciation of property, plant and equipment, including capital lease assets, is calculated primarily using the straight-line method over the estimated useful lives of the assets, which range from two to 39 years, and is included in operating expenses on the consolidated statement of operations.

Certain internal and external costs related to the development of internal use software are capitalized within property, plant, and equipment during the application development stage.

When assets are retired or otherwise disposed, the costs and related accumulated depreciation are removed from the accounts. The difference between the net book value of the asset and proceeds from disposition is recognized as a gain or loss. Routine maintenance and repairs are charged to expense as incurred, while costs of betterments and renewals are capitalized.

Assets Held for Sale

Assets Held for Sale

The Company classifies assets as held for sale and ceases depreciating the assets when there is a plan for disposal of assets and those assets meet the held for sale criteria as defined in FASB Accounting Standards Codification (“ASC”) 360-10-35, Property, Plant and Equipment—Subsequent Measurement—Impairment or Disposal of Long-Lived Assets. As of June 27, 2015 and June 28, 2014, the Company had approximately $0 and $0.9 million, respectively, of assets classified as held for sale. The June 28, 2014 amount relates to a vacant facility at one of the Company’s Performance Foodservice locations. The Company sold this property in September 2014 for approximately $1.9 million in net proceeds.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets held and used by the Company, including intangible assets with definite lives, are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the Company compares the carrying value of the asset or asset group to the projected, undiscounted future cash flows expected to be generated by the long-lived asset or asset group. Based on the Company’s assessments, no impairment losses were recorded in fiscal 2015, fiscal 2014, or fiscal 2013.

Acquisitions, Goodwill, and Other Intangible Assets

Acquisitions, Goodwill, and Other Intangible Assets

The Company accounts for acquired businesses using the acquisition method of accounting. The Company’s financial statements reflect the operations of an acquired business starting from the completion of the acquisition. Goodwill and other intangible assets represent the excess of cost of an acquired entity over the amounts specifically assigned to those tangible net assets acquired in a business combination. Other identifiable intangible assets typically include customer relationships, trade names, technology, non-compete agreements, and favorable lease assets. Goodwill and intangibles with indefinite lives are not amortized. Intangibles with definite lives are amortized on a straight-line basis over their useful lives, which generally range from two to eleven years. Certain assumptions, estimates, and judgments are used in determining the fair value of net assets acquired, including goodwill and other intangible assets, as well as determining the allocation of goodwill to the reporting units. Accordingly, the Company may obtain the assistance of third-party valuation specialists for the valuation of significant tangible and intangible assets. The fair value estimates are based on available historical information and on future expectations and assumptions deemed reasonable by management but that are inherently uncertain. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants and include the amount and timing of future cash flows (including expected growth rates and profitability), economic barriers to entry, a brand’s relative market position, and the discount rate applied to the cash flows. Unanticipated market or macroeconomic events and circumstances may occur that could affect the accuracy or validity of the estimates and assumptions.

The Company is required to test goodwill and other intangible assets with indefinite lives for impairment annually, or more often if circumstances indicate. Indicators of goodwill impairment include, but are not limited to, significant declines in the markets and industries that buy the Company’s products, changes in the estimated future cash flows of its reporting units, changes in capital markets, and changes in its market capitalization. For goodwill and indefinite-lived intangible assets, the Company’s policy is to assess impairment at the end of each fiscal year.

In fiscal 2013, the Company adopted FASB Accounting Standards Update (ASU) 2011-08 “Intangibles—Goodwill and Other—Testing Goodwill for Impairment,” which provides entities with an option to perform a qualitative assessment (commonly referred to as “step zero”) to determine whether further quantitative analysis for impairment of goodwill is necessary. In performing step zero for the Company’s goodwill impairment test, the Company is required to make assumptions and judgments including but not limited to the following: the evaluation of macroeconomic conditions as related to the Company’s business, industry and market trends, and the overall future financial performance of its reporting units and future opportunities in the markets in which they operate. If impairment indicators are present after performing step zero, the Company would perform a quantitative impairment analysis to estimate the fair value of goodwill.

During fiscal 2015 and fiscal 2014, the Company performed the step zero analysis for its goodwill impairment test. As a result of the Company’s step zero analysis, no further quantitative impairment test was deemed necessary for fiscal 2015 or fiscal 2014. There were no impairments of goodwill or intangible assets with indefinite lives for fiscal 2015, fiscal 2014, or fiscal 2013.

Insurance Program

Insurance Program

The Company maintains high-deductible insurance programs covering portions of general and vehicle liability and workers’ compensation. The amounts in excess of the deductibles are fully insured by third-party insurance carriers and subject to certain limitations and exclusions. The Company also maintains self-funded group medical insurance. The Company accrues its estimated liability for these deductibles, including an estimate for incurred but not reported claims, based on known claims and past claims history. The estimated short-term portion of these accruals is included in Accrued expenses on the Company’s consolidated balance sheets, while the estimated long-term portion of the accruals is included in Other long-term liabilities. The provisions for insurance claims include estimates of the frequency and timing of claims occurrence, as well as the ultimate amounts to be paid. These insurance programs are managed by a third party, and the deductibles for general and vehicle liability and workers compensation are collateralized by letters of credit and restricted cash.

Other Comprehensive Income (Loss)

Other Comprehensive Income (Loss)

Other comprehensive income (loss) is defined as all changes in equity during each period except for those resulting from net income (loss) and investments by or distributions to shareholders. Other comprehensive income (loss) consists primarily of gains or losses from derivative financial instruments that are designated in a hedging relationship. For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings during the same period or periods during which the hedged transaction affects earnings.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from the sale of a product when it is considered realized or realizable and earned. The Company determines these requirements to be met when the product has been delivered to the customer, the price is fixed and determinable, and there is reasonable assurance of collection of the sales proceeds. The Company recognizes revenues net of applicable sales tax. Sales returns are recorded as reductions of sales.

Revenue is accounted for in accordance with ASC 605-45, which addresses reporting revenue either on a gross basis as a principal or a net basis as an agent depending upon the nature of the sales transactions. The Company recognizes revenue on a gross basis when the Company determines the sale meets the conditions of ASC 605-45, “Reporting Revenue Gross as a Principal versus Net as an Agent.” The Company weighs the following factors in making its determination:

•	who is the primary obligor to provide the product or services desired by our customers;

•	who has discretion in supplier selection;

•	who has latitude in establishing price;

•	who retains credit risk; and

•	who bears inventory risk.

When the Company determines that it does not meet the criteria for gross revenue recognition under ASC 605-45 on the basis of these factors, the Company reports the revenue on a net basis. When there is a change to an agreement with a customer or vendor, pursuant to the Company’s revenue recognition policy, the Company reevaluates the reporting of the revenue based on the factors outlined above to determine if there has been a change in the Company’s relationship in acting as the principal or an agent.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold includes amounts paid to manufacturers for products sold, the cost of transportation necessary to bring the products to the Company’s facilities, plus depreciation related to processing facilities and equipment.

Operating Expenses		Operating Expenses Operating expenses include warehouse, delivery, occupancy, insurance, depreciation, amortization, salaries and wages, and employee benefits expenses.
Other, net

Other, net

Other, net primarily includes the change in fair value gain or loss and cash settlements pertaining to our derivatives on forecasted diesel fuel purchases along with other non-operating income or expense items. For fiscal 2015, this also includes the $25.0 million termination fee in connection with the termination of the Sysco and US Foods merger discussed below.

On December 8, 2013, Sysco Corporation (“Sysco”) and US Foods, Inc. (“US Foods”), announced that they had entered into an agreement and plan of merger. On February 2, 2015, the Company reached an agreement to purchase 11 US Foods facilities relating to the proposed merger. On February 19, 2015, the Federal Trade Commission filed suit seeking an injunction to prevent the proposed merger and, on June 23, 2015, the United States District Court for the District of Columbia granted the injunction. In June 2015, the proposed merger was terminated. As a result, the Company’s agreement to purchase the facilities was also terminated and the Company received a termination fee of $25 million.

Vendor Rebates and Other Promotional Incentives

Vendor Rebates and Other Promotional Incentives

The Company participates in various rebate and promotional incentives with its suppliers, primarily including volume and growth rebates, annual and multi-year incentives, and promotional programs. Consideration received under these incentives is generally recorded as a reduction of cost of goods sold. However, as described below, in certain limited circumstances the consideration is recorded as a reduction of operating expenses incurred by the Company. Consideration received may be in the form of cash and/or invoice deductions. Changes in the estimated amount of incentives to be received are treated as changes in estimates and are recognized in the period of change.

Consideration received for incentives that contain volume and growth rebates and annual and multi-year incentives are recorded as a reduction of cost of goods sold. The Company systematically and rationally allocates the consideration for these incentives to each of the underlying transactions that results in progress by the Company toward earning the incentives. If the incentives are not probable and reasonably estimable, the Company records the incentives as the underlying objectives or milestones are achieved. The Company records annual and multi-year incentives when earned, generally over the agreement period. The Company uses current and historical purchasing data, forecasted purchasing volumes, and other factors in estimating whether the underlying objectives or milestones will be achieved. Consideration received to promote and sell the supplier’s products is typically a reimbursement of marketing costs incurred by the Company and is recorded as a reduction of the Company’s operating expenses. If the amount of consideration received from the suppliers exceeds the Company’s marketing costs, any excess is recorded as a reduction of cost of goods sold. The Company follows the requirements of FASB ASC 605-50-25-10, Revenue Recognition—Customer Payments and Incentives—Recognition—Customer’s Accounting for Certain Consideration Received from a Vendor and ASC 605-50-45-16, Revenue Recognition—Customer Payments and Incentives—Other Presentation Matters—Reseller’s Characterization of Sales Incentives Offered to Customers by Manufacturers.

Shipping and Handling Fees and Costs

Shipping and Handling Fees and Costs

Shipping and handling fees billed to customers are included in net sales. Estimated shipping and handling costs incurred by the Company of $718.8 million, $682.4 million, and $638.2 million are recorded in operating expenses in the consolidated statement of operations for fiscal 2015, fiscal 2014, and fiscal 2013, respectively.

Share Based Compensation

Share Based Compensation

The Company participates in the 2007 Performance Food Group Company Management Option Plan (the “2007 Option Plan”) and follows the fair value recognition provisions of FASB ASC 718-10-25, Compensation—Stock Compensation—Overall—Recognition. This guidance requires that all stock-based compensation be recognized as an expense in the financial statements. For the time-vested grants under this plan, compensation expense is calculated and recorded based on the fair value of the awards of Performance Food Group Company that are granted. The fair value of the stock options is estimated at the date of grant using the Black-Scholes option pricing model. Compensation cost is recognized ratably over the requisite service period for the awards expected to vest. For those options that have a performance condition, compensation expense is based upon the number of shares expected to vest after assessing the probability that the performance criteria will be met. Since the Company is not publicly traded, the Company annually obtains a contemporaneous equity valuation performed by an unrelated specialist as defined by the AICPA Practice Aid “Valuation of Privately-Held-Company Equity Securities Issued as Compensation” to assist in the Company’s valuation of stock option grants. The fair value was estimated using a composite of the discounted cash flow model and the guideline public company approach to determine the underlying enterprise value. We recognize compensation expense for awards over the vesting period, adjusted for any changes in our probability assessment.

Income Taxes

Income Taxes

The Company follows FASB ASC 740-10, Income Taxes—Overall, which requires the use of the asset and liability method of accounting for deferred income taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Future tax benefits, including net operating loss carry-forwards, are recognized to the extent that realization of such benefits is more likely than not. Uncertain tax positions are reviewed on an ongoing basis and are adjusted in light of changing facts and circumstances, including progress of tax audits, developments in case law, and closings of statutes of limitations. Such adjustments are reflected in the tax provision as appropriate.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

As required by FASB ASC 815-20, Derivatives and Hedging—Hedging—General, the Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting, and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. The Company primarily uses derivative contracts to hedge the exposure to variability in expected future cash flows. A portion of these derivatives is designated and qualify as cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the earnings effect of the hedged forecasted transactions in a cash flow hedge. The Company may enter into derivative contracts that are intended to economically hedge certain of its risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting under FASB ASC 815-20. In the event that the Company does not apply the provisions of hedge accounting, the derivative instruments are recorded as an asset or liability on the consolidated balance sheets at fair value, and any changes in fair value are recorded as unrealized gains or losses and included in Other expense in the accompanying consolidated statement of operations. See Note 9 Derivatives and Hedging Activities for additional information on the Company’s use of derivative instruments.

The Company discloses derivative instruments and hedging activities in accordance with FASB ASC 815-10-50, Derivatives and Hedging—Overall—Disclosure. FASB ASC 815-10-50 sets forth the disclosure requirements with the intent to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under FASB ASC 815-20, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. FASB ASC 815-10-50 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about the fair value of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative instruments.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•	Level 1—Observable inputs such as quoted prices for identical assets or liabilities in active markets;

•	Level 2—Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly for substantially the full term of the asset or liability; and

•	Level 3—Unobservable inputs in which there are little or no market data, which include management’s own assumption about the risk assumptions market participants would use in pricing an asset or liability.

The Company’s derivative instruments are carried at fair value and are evaluated in accordance with this hierarchy.

Contingent Liabilities

Contingent Liabilities

The Company records a liability related to contingencies when a loss is considered to be probable and a reasonable estimate of the loss can be made. This estimate would include legal fees, if applicable.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (Topic 606). This Update is a comprehensive new revenue recognition model that requires a company to recognize revenue that represents the transfer of promised goods or services to a customer in an amount that reflects the consideration it expects to receive in exchange for those goods or services. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net). The amendments to Topic 606 in ASU 2016-08 are intended to improve the operability and understandability of the implementation guidance on principle versus agent considerations.

Companies may use either a full retrospective or modified retrospective approach for adoption of Topic 606. Topic 606, as amended by ASU 2015-14, Revenue from Contracts with Customers—Deferral of the Effective Date, is effective for public entities for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The Company is in the process of evaluating the impact the new standard will have on its future financial statements, but does not believe the impact will be material. The Company plans to implement the new standard using the modified retrospective approach.

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs. This update requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. For public entities, this Update is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted for financial statements that have not been previously issued. This Update is to be applied on a retrospective basis and represents a change in accounting principle. The Company plans to early adopt this Update during the fourth quarter of fiscal 2016 and does not believe it will have a material impact on its financial statements at the date of adoption.

In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. This Update requires an entity to measure most inventory at the lower of cost and net realizable value. When evidence exists that the net realizable value of inventory is lower than its cost, the difference shall be recognized as a loss in earnings in the period in which it occurs. This Update is effective for public companies prospectively for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company does not believe this Update will have a material impact on its future financial statements at the date of adoption.

In August 2015, the FASB issued ASU 2015-15, Interest—Imputation of Interest. This Update clarifies the guidance set forth in FASB ASU 2015-03, which required that debt issuance costs related to a recognized debt liability be presented on the balance sheet as a direct deduction from the debt liability rather than as an asset. This Update clarifies that debt issuance costs related to line-of-credit arrangements could continue to be presented as an asset and be subsequently amortized over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the arrangement. For public entities, this Update is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company plans to early adopt this Update during the fourth quarter of fiscal 2016 and does not believe this Update will have an impact on its financial statements at the date of adoption.

In September 2015, the FASB issued ASU 2015-16, Business Combinations: Simplifying the Accounting for Measurement-Period Adjustments. This Update requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined, including the cumulative effect of the change in provisional amount as if the accounting had been completed at the acquisition date. This Update requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. For public entities, this Update is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. This Update is to be applied prospectively to adjustments to provisional amounts that occur after the effective date with earlier application permitted for financial statements that have not yet been made available for issuance. The Company does not believe this Update will have a material impact on its future financial statements at the date of adoption.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. This Update requires a company to classify deferred tax liabilities and assets as noncurrent in a classified statement of financial position. For public entities, this Update is effective for financial statements issued for annual periods beginning after December 15, 2016 and for interim periods within those annual periods. The Company plans to early adopt this Update during the fourth quarter of fiscal 2016 and does not believe it will have a material impact on its financial statements at the date of adoption.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU is a comprehensive new lease accounting model that requires companies to recognize lease assets and lease liabilities on the balance sheet and disclose key information about leasing arrangements. For public entities, the ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. Companies are required to recognize and measure leases at the beginning of the earliest period presented in its financial statements using a modified retrospective approach. The Company is in the process of evaluating the impact of this ASU on its future financial statements and believes that it will have a material impact on its future financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The amendments in this Update clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. An entity has an option to apply the amendments in this Update on either a prospective basis or a modified retrospective basis. The Company does not believe this Update will have a material impact on its future financial statements at the date of adoption.

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging (Topic 815):Contingent Put and Call Options in Debt Instruments. The amendments in this Update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity should apply the amendments in this Update on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. The Company does not believe this Update will have a material impact on its future financial statements at the date of adoption.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The Update includes provisions intended to simplify several aspects of how share-based payments are accounted for and presented in the financial statements. Such provisions include recognizing income tax effects of awards in the income statement when the awards vest or are settled, allowing an employer to withhold shares in an amount up to the employee’s maximum individual tax rate without resulting in liability classification of the award, allowing entities to make a policy election to account for forfeitures as they occur, and changes to the classification of tax-related cash flows resulting from share-based payments and cash payments made to taxing authorities on the employee’s behalf on the statement of cash flows. The amendments to this Update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Company is in the process of evaluating the impact this Update will have on its future financial statements.

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers. This Update is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of promised goods or services to a customer in an amount that reflects the consideration it expects to receive in exchange for those goods or services. Companies may use either a full retrospective or modified retrospective approach for adoption of this Update. This Update, as amended with FASB issued Accounting Standards Update (ASU) 2015-14, Revenue from Contracts with Customers—Deferral of the Effective Date, is effective for public entities for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The Company has not yet evaluated which transition approach to use or the impact this Update will have on its future financial statements.

In June 2014, the FASB issued Accounting Standards Update (ASU) 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This Update requires that a performance target that affects vesting and could be achieved after the requisite service period be treated as a performance condition under the existing guidance in Topic 718. Companies may use either a prospective or retrospective approach for adoption of this Update. This Update is not effective until annual periods and interim periods within those annual periods beginning after December 15, 2015. Early adoption is permitted. The Company has not yet evaluated which approach to use or the impact this Update will have on its future financial statements.

In August 2014, the FASB issued Accounting Standards Update (ASU) 2014-15, Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This Update requires that, in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This Update is not effective until annual periods ending after December 15, 2016 and for annual and interim periods thereafter. Early application is permitted. The Company has adopted this Update which did not have an impact on our consolidated financial statements.

In April 2015, the FASB issued Accounting Standards Update (ASU) 2015-03, Simplifying the Presentation of Debt Issuance Costs. This update requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. For public entities, this Update is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted for financial statements that have not been previously issued. This update is to be applied on a retrospective basis and represents a change in accounting principle. The Company has not fully evaluated the impact on its financial statement disclosures but does not believe it will be material.

In April 2015, the FASB issued Accounting Standards Update (ASU) 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. This Update provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software licenses element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. It is effective for annual periods beginning after December 15, 2015. Early adoption is permitted. This Update may be adopted either prospectively to all arrangements entered into or materially modified after the effective date or retrospectively. The Company has not fully evaluated the impact on its financial statement disclosures but does not believe it will be material.

In May 2015, FASB issued Accounting Standards Update (ASU) 2015-08, Business Combinations (Topic 805): Pushdown Accounting—Amendments to SEC Paragraphs Pursuant to Staff Accounting Bulletin No. 115. This Update amends various SEC paragraphs included in the FASB’s Accounting Standards Codification to reflect the issuance of Staff Accounting Bulletin No. 115, or SAB 115. SAB 115 rescinds portions of the interpretive guidance included in the SEC’s Staff Accounting Bulletins series and brings existing guidance into conformity with ASU No. 2014-17, Business Combinations (Topic 805): Pushdown Accounting, which provides an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. The Company has adopted the amendments in this Update, effective May 8, 2015, as the amendments in the update are effective upon issuance. The adoption did not have an impact on our consolidated financial statements.